UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bingham Osborn & Scarborough, LLC
Address: 345 California Street, Suite 1100

         San Francisco, CA  94104

13F File Number:  28-10638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carol Benz
Title:     Chief Operations Officer
Phone:     (415)-781-8535

Signature, Place, and Date of Signing:

     /s/  Carol Benz     San Francisco, CA     July 20, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     67

Form13F Information Table Value Total:     $266,533 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      232     3853 SH       SOLE                     3853        0        0
ALLEGHENY TECHNOLOGIES INC     COM              01741R102      219     6271 SH       SOLE                     6271        0        0
APPLIED MATLS INC              COM              038222105      124    11221 SH       SOLE                    11221        0        0
AT&T INC                       COM              00206R102      257    10365 SH       SOLE                    10365        0        0
BANK OF AMERICA CORPORATION    COM              060505104      210    15900 SH       SOLE                    15900        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      990       11 SH       SOLE                       11        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      898      310 SH       SOLE                      310        0        0
BOSTON PRIVATE FINL HLDGS IN   COM              101119105      894   199524 SH       SOLE                   199524        0        0
BP PLC                         SPONSORED ADR    055622104      423     8862 SH       SOLE                     8862        0        0
CHEVRON CORP NEW               COM              166764100     1164    17574 SH       SOLE                    17574        0        0
CISCO SYS INC                  COM              17275R102      418    22407 SH       SOLE                    22407        0        0
DIAMONDS TR                    UNIT SER 1       252787106     6353    75037 SH       SOLE                    75037        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      295    11506 SH       SOLE                    11506        0        0
EATON VANCE RISK MNGD DIV EQ   COM              27829g106      202    11857 SH       SOLE                    11857        0        0
EXXON MOBIL CORP               COM              30231G102     3873    55395 SH       SOLE                    55395        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860       68    11205 SH       SOLE                    11205        0        0
GENERAL ELECTRIC CO            COM              369604103     1547   131969 SH       SOLE                   131969        0        0
HEINZ H J CO                   COM              423074103      272     7620 SH       SOLE                     7620        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      224     5360 SH       SOLE                     5360        0        0
INTEL CORP                     COM              458140100      516    31177 SH       SOLE                    31177        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1123    10753 SH       SOLE                    10753        0        0
ISHARES COMEX GOLD TR          ISHARES          464285105      304     3332 SH       SOLE                     3332        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457      661     7896 SH       SOLE                     7896        0        0
ISHARES TR                     DJ US TECH SEC   464287721      538    12097 SH       SOLE                    12097        0        0
ISHARES TR                     DJ US UTILS      464287697      532     7956 SH       SOLE                     7956        0        0
ISHARES TR                     RUSSELL 2000     464287655      807    15798 SH       SOLE                    15798        0        0
ISHARES TR                     RUSL 2000 VALU   464287630      587    12611 SH       SOLE                    12611        0        0
ISHARES TR                     RUSSELL 1000     464287622    46344   914798 SH       SOLE                   914798        0        0
ISHARES TR                     RUSSELL1000GRW   464287614      221     5381 SH       SOLE                     5381        0        0
ISHARES TR                     S&P NA TECH FD   464287549     6402   151782 SH       SOLE                   151782        0        0
ISHARES TR                     S&P 500 INDEX    464287200    56494   611742 SH       SOLE                   611742        0        0
ISHARES TR                     DJ SEL DIV INX   464287168      879    24856 SH       SOLE                    24856        0        0
ISHARES TR                     BARCLYS SH TREA  464288679      201     1827 SH       SOLE                     1827        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     8874   186462 SH       SOLE                   186462        0        0
ISHARES TR                     S&P SMLCAP 600   464287804      270     6088 SH       SOLE                     6088        0        0
JOHNSON & JOHNSON              COM              478160104      520     9149 SH       SOLE                     9149        0        0
MATTEL INC                     COM              577081102      278    17300 SH       SOLE                    17300        0        0
MCCLATCHY CO                   CL A             579489105        5    10000 SH       SOLE                    10000        0        0
MICROSOFT CORP                 COM              594918104      367    15445 SH       SOLE                    15445        0        0
MORGAN STANLEY                 COM NEW          617446448      235     8255 SH       SOLE                     8255        0        0
NEW AMER HIGH INCOME FD INC    COM NEW          641876800      175    23827 SH       SOLE                    23827        0        0
NORFOLK SOUTHERN CORP          COM              655844108      663    17600 SH       SOLE                    17600        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      386     5864 SH       SOLE                     5864        0        0
OPENTV CORP                    CL A             G67543101       46    34777 SH       SOLE                    34777        0        0
ORACLE CORP                    COM              68389X105     2019    94239 SH       SOLE                    94239        0        0
PEPSICO INC                    COM              713448108      210     3816 SH       SOLE                     3816        0        0
PFIZER INC                     COM              717081103      174    11572 SH       SOLE                    11572        0        0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105     2732   120795 SH       SOLE                   120795        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935a104    31789   873810 SH       SOLE                   873810        0        0
PROCTER & GAMBLE CO            COM              742718109      906    17725 SH       SOLE                    17725        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      239     4760 SH       SOLE                     4760        0        0
SCHWAB CHARLES CORP NEW        COM              808513105      928    52914 SH       SOLE                    52914        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      610    21857 SH       SOLE                    21857        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     2729   149853 SH       SOLE                   149853        0        0
SJW CORP                       COM              784305104      255    11250 SH       SOLE                    11250        0        0
SPDR GOLD TRUST                GOLD SHS         78463v107     1109    12166 SH       SOLE                    12166        0        0
SPDR TR                        UNIT SER 1       78462F103    61029   663725 SH       SOLE                   663725        0        0
TARGET CORP                    COM              87612E106      967    24500 SH       SOLE                    24500        0        0
TIME WARNER INC                COM NEW          887317303      416    16509 SH       SOLE                    16509        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     5234   104697 SH       SOLE                   104697        0        0
UNITRIN INC                    COM              913275103      203    16895 SH       SOLE                    16895        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     7231   233196 SH       SOLE                   233196        0        0
VANGUARD INDEX FDS             LARGE CAP ETF    922908637      528    12653 SH       SOLE                    12653        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844      514    12969 SH       SOLE                    12969        0        0
WELLS FARGO & CO NEW           COM              949746101      325    13390 SH       SOLE                    13390        0        0
WESTAMERICA BANCORPORATION     COM              957090103      242     4880 SH       SOLE                     4880        0        0
ZIPREALTY INC                  COM              98974V107       53    19812 SH       SOLE                    19812        0        0